Segment information - Segment revenues - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ 42,238	€ 41,381	€ 40,859
External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,238	41,381	40,859
Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,111	7,068	6,427
Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,544	10,272	10,202
Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,508	9,604	9,994
IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,004	2,349	2,077
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,933	7,931	8,065
Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,146	3,245	3,185
Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	991	912	909
Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(4)	(3)	(2)
Inter-operating segments	(4)	(3)	(2)
Elimination of intersegment amounts [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Elimination of intersegment amounts [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Elimination of intersegment amounts [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(3)	(2)	(1)
Elimination of intersegment amounts [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Elimination of intersegment amounts [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1)	(1)	(1)
Total Telecom activities and Orange Bank [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,238	41,381	40,859
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,242	41,384	40,861
Inter-operating segments	4	3	2
Telecom activities, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,238	41,381	40,859
Telecom activities, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,111	7,068	6,427
Telecom activities, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,545	10,272	10,202
Telecom activities, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,509	9,604	9,994
Telecom activities, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,006	2,351	2,078
Telecom activities, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,933	7,931	8,065
Telecom activities, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,146	3,245	3,185
Telecom activities, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	992	913	910
France, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	18,154	18,211	18,046
Inter-operating segments	662	596	583
France, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	17,492	17,615	17,463
France, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,397	4,458	4,045
France, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,324	2,348	2,409
France, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,086
France, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,487	5,342	5,388
France, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,351	1,410	1,386
France, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	509	485	474
Spain, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,280	5,349	5,231
Inter-operating segments	50	50	54
Spain, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,230	5,299	5,177
Spain, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,092	2,143	2,078
Spain, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,161	1,215	1,229
Spain, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	501	496	501
Spain, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	6	1
Spain, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	901	810	754
Spain, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	620	684	669
Spain, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,783	5,687	5,578
Inter-operating segments	88	86	82
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,695	5,601	5,496
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	623	467	305
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,143	2,194	2,254
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	644	697	757
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	232	158	129
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,071	1,150	1,133
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	898	868	840
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	173	153	160
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,646	5,190	5,030
Inter-operating segments	216	210	251
Africa and Middle-East, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,430	4,980	4,779
Africa and Middle-East, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,230	3,809	3,600
Africa and Middle-East, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	493	435	431
Africa and Middle-East, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	14	21	7
Africa and Middle-East, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	780	811	894
Africa and Middle-East, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	96	85	66
Africa and Middle-East, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	32	29	32
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,820	7,292	7,251
Inter-operating segments	383	378	391
Enterprise, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,437	6,914	6,860
Enterprise, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	727	743	751
Enterprise, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,909	2,312	2,092
Enterprise, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	34	35	32
Enterprise, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	187	205	224
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,498	1,534	1,651
Inter-operating segments	543	562	567
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	955	972	1,084
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,077	1,150	1,275
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	421	384	376
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,939)	(1,879)	(1,926)
Inter-operating segments	(1,939)	(1,879)	(1,926)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized			(1)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(40)	(37)	(41)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(178)	(189)	(191)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(155)	(141)	(150)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,416)	(1,367)	(1,411)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(6)	(7)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ (142)	€ (138)	€ (132)